Offerings	Jan. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	7,838,441
Proposed Maximum Offering Price per Unit	13.8224
Maximum Aggregate Offering Price	$ 108,346,066.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,587.78
Offering Note	The Registrant intends to change its jurisdiction of incorporation from the Cayman Islands to Switzerland through a transaction known as a continuation under Section 206 of the Companies Act (as amended) of the Cayman Islands and Article 161 of the Swiss Federal Code on Private International Law (the "Continuation"). All securities being registered will be securities of the continuing entity following the effectiveness of the Continuation. Includes the Ordinary Shares of the Registrant into which all Ordinary Shares of the Registrant that are issued and outstanding (based on a total of 1,387,367,704 Ordinary Shares of the Registrant issued and outstanding as of December 31, 2024) immediately prior to the effectiveness of the Continuation will automatically be converted by operation of law upon the effectiveness of the Continuation. Certain Ordinary Shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents 13 Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby will be registered pursuant to a separate Registration Statement on Form F-6. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. The Registrant previously paid a registration fee of $2,511,471.54 in connection with the initial filing of this Registration Statement to register 1,379,529,263 Ordinary Shares. The Registrant is paying an additional registration fee in the amount of $16,587.78 in connection with the filing of this Amendment No. 1 to the Registration Statement to reflect the addition of 7,838,411 additional Ordinary Shares in accordance with Rule 457(c). The registration fee to be paid is estimated in accordance with Rule 457(f)(1) of the Securities Act, solely for the purpose of calculating the registration fee on basis of US$179.69, the average of the high (US$184.64) and low (US$174.74) prices of the Registrant's ADSs, as quoted on the Nasdaq Global Select Market on January 13, 2024 (a date within five business days prior to the filing of this Amendment No. 1 to this Registration Statement), divided by 13, the then Ordinary Share-to-ADS ratio.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,379,529,263
Proposed Maximum Offering Price per Unit	12.3342
Maximum Aggregate Offering Price	$ 17,015,389,835.69
Amount of Registration Fee	$ 2,511,471.54
Offering Note	See Offering Note 1.